T. ROWE PRICE New Horizons Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.0%
COMMUNICATION SERVICES 3.1%
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 2,817
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 1,853
4,670
Media 3.1%
Cable One (4) 446,264 809,135
Liberty Broadband, Class C (2) 2,758,080 476,320
1,285,455
Total Communication Services 1,290,125
CONSUMER DISCRETIONARY 7.6%
Diversified Consumer Services 2.5%
Alclear Holdings, Acquisition Date: 9/4/15 - 2/16/18,
Cost $54,367 (2)(3)(4) 12,542,733 489,135
Bright Horizons Family Solutions (2)(4) 3,271,383 456,096
Duolingo (2) 134,213 22,328
Rover Group, Acquisition Date: 5/11/18 - 5/25/18,
Cost $31,678 (2)(3) 4,399,933 56,805
Rover Group, Acquisition Date: 8/2/21, Cost $— (2)(3) 4,399,933 3,115
Rover Group, Acquisition Date: 8/2/21, Cost $— (2)(3) 4,399,933 2,507
Rover Group, Acquisition Date: 8/2/21, Cost $— (2)(3) 4,399,933 608
1,030,594
Hotels, Restaurants & Leisure 2.2%
Vail Resorts (4) 2,089,939 698,144
Wingstop  1,422,247 233,149
931,293
Internet & Direct Marketing Retail 0.7%
1stdibs.com, Acquisition Date: 2/7/19, Cost $26,469 (2)(3) 1,760,759 20,742
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $46,943 (GBP) (2)(3) 26,419,400 97,800
Framebridge, EC, Acquisition Date: 5/19/20, Cost $2,186 (1)(2)(3) 2,186,159 560
Xometry, Acquisition Date: 7/20/20 - 9/4/20, Cost $21,505 (2)(3)
(4) 2,115,564 115,904
Xometry, Class A (2)(4) 1,042,392 60,115
295,121
Specialty Retail 2.2%
Burlington Stores (2) 1,892,754 536,728
MYT Netherlands Parent, ADR (2) 1,049,492 28,231
RH (2) 509,957 340,096
905,055

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $15,644 (1)
(2)(3) 1,426,470 16,493
16,493
Total Consumer Discretionary 3,178,556
CONSUMER STAPLES 0.6%
Beverages 0.3%
Boston Beer, Class A (2) 208,151 106,105
106,105
Food Products 0.3%
Freshpet (2) 850,429 121,348
121,348
Total Consumer Staples 227,453
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(2)(3) 987 4,530
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,849 (1)(2)(3) 7,166 32,893
Total Energy 37,423
FINANCIALS 3.2%
Capital Markets 3.2%
MarketAxess Holdings  1,018,043 428,280
MSCI  1,497,644 911,077
Total Financials 1,339,357
HEALTH CARE 26.2%
Biotechnology 12.1%
Abcam (GBP) (2) 10,768,444 215,836
ACADIA Pharmaceuticals (2) 1,114,209 18,507
Acceleron Pharma (2) 1,552,164 267,127
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $27,838 (1)(2)(3) 27,838,122 24,985
ADC Therapeutics (2) 1,305,789 35,465
Agios Pharmaceuticals (2) 589,706 27,215
Akero Therapeutics (2) 655,579 14,652
Alector (2) 700,639 15,989
Allogene Therapeutics (2) 1,631,347 41,926
Alnylam Pharmaceuticals (2) 1,317,416 248,741
Annexon (2) 780,700 14,529
Apellis Pharmaceuticals (2) 1,352,815 44,589
Argenx, ADR (2) 1,035,885 312,837

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Ascendis Pharma, ADR (2) 1,069,846 170,523
Avidity Biosciences (2)(4) 2,808,222 69,166
BeiGene, ADR (2) 221,560 80,426
Blueprint Medicines (2) 1,018,442 104,706
C4 Therapeutics (2) 1,380,674 61,688
Centessa Pharmaceuticals, ADR (2) 650,275 10,860
Cerevel Therapeutics Holdings (2) 1,529,242 45,113
CRISPR Therapeutics (2) 311,642 34,882
Day One Biopharmaceuticals (2) 422,580 10,028
Day One Biopharmaceuticals, Acquisition Date: 2/2/21,
Cost $5,214 (2)(3) 386,541 8,714
Denali Therapeutics (2) 1,511,954 76,278
Design Therapeutics (2) 372,631 5,474
Dicerna Pharmaceuticals (2) 1,117,136 22,521
Dynamics Special Purpose, Class A (2)(4) 1,465,718 14,569
Exact Sciences (2) 5,505,048 525,457
Exelixis (2) 4,775,171 100,947
Fate Therapeutics (2) 1,151,976 68,278
Flame Biosciences, Acquisition Date: 9/28/20, Cost $7,914 (1)(2)
(3) 1,208,219 7,914
FS Development Corp II, Class A (2) 823,052 8,189
Generation Bio (2) 2,607,734 65,376
Ginkgo Bioworks, Acquisition Date: 5/11/21, Cost $7,744 (2)(3) 774,404 8,527
Ginkgo Bioworks, Acquisition Date: 7/30/19 - 9/9/19,
Cost $21,940 (2)(3) 7,264,250 79,983
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,923 1,814
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 1,743
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 1,679
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 1,619
Global Blood Therapeutics (2) 588,606 14,998
Homology Medicines (2) 1,238,422 9,746
Ideaya Biosciences (2) 1,200,755 30,607
IGM Biosciences (2) 728,990 47,938
Imago Biosciences (2) 343,427 6,879
Imago Biosciences, Acquisition Date: 11/12/20, Cost $7,930 (2)(3) 781,592 14,873
Immuneering, Class A (2) 853,387 22,657
Incyte (2) 1,730,576 119,029
Insmed (2) 3,556,627 97,949
Intellia Therapeutics (2) 601,814 80,733
Ionis Pharmaceuticals (2) 1,308,633 43,892
Iovance Biotherapeutics (2) 1,368,056 33,736
IVERIC bio (2) 1,688,632 27,423
Karuna Therapeutics (2) 389,983 47,707
Kodiak Sciences (2) 1,874,518 179,916
Kronos Bio (2) 914,315 19,164
Kymera Therapeutics (2) 999,264 58,697

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyell Immunopharma (2) 1,741,765 25,778
MeiraGTx Holdings (2) 770,900 10,160
Mersana Therapeutics (2) 168,779 1,592
Mirati Therapeutics (2) 822,612 145,528
Molecular Templates (2) 586,774 3,937
Monte Rosa Therapeutics (2) 996,387 22,199
Morphic Holding (2) 422,257 23,917
Neurocrine Biosciences (2) 350,832 33,648
Nurix Therapeutics (2) 1,514,002 45,359
Progenic Pharmaceuticals, CVR  1,890,800 92
Prothena (2) 1,490,120 106,141
PTC Therapeutics (2) 596,259 22,187
Radius Health (2) 588,769 7,307
RAPT Therapeutics (2) 1,412,490 43,858
Relay Therapeutics (2) 619,301 19,527
Replimune Group (2) 2,018,689 59,834
Rocket Pharmaceuticals (2) 827,163 24,724
Sage Therapeutics (2) 445,717 19,750
Sana Biotechnology (2) 570,825 12,855
Scholar Rock Holding (2)(4) 1,717,625 56,716
Seagen (2) 914,586 155,297
Solid Biosciences (2) 1,968,876 4,706
Tenaya Therapeutics (2) 421,152 8,697
Tenaya Therapeutics, Acquisition Date: 12/17/20, Cost $7,935 (2)
(3) 638,250 12,521
TG Therapeutics (2) 342,736 11,406
Turning Point Therapeutics (2) 806,510 53,576
Ultragenyx Pharmaceutical (2) 2,055,238 185,362
uniQure (2) 557,857 17,857
Xencor (2) 1,221,383 39,890
Zai Lab, ADR (2) 631,384 66,542
Zentalis Pharmaceuticals (2) 1,170,887 78,028
Zymeworks (2) 697,443 20,254
5,064,061
Health Care Equipment & Supplies 5.6%
Figs, Class A (2)(4) 8,191,872 304,246
IDEXX Laboratories (2) 347,124 215,876
Nevro (2)(4) 2,805,215 326,471
Novocure (2) 465,139 54,035
Shockwave Medical (2) 1,382,415 284,612
Warby Parker, Class A (2)(4) 5,900,586 313,026
West Pharmaceutical Services  2,038,731 865,523
2,363,789

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.4%
Guardant Health (2) 1,409,534 176,206
176,206
Health Care Technology 4.5%
Doximity, Class A (2)(4) 1,145,278 92,424
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18,
Cost $8,769 (2)(3)(4) 3,788,978 290,482
Phreesia (2)(4) 3,642,928 224,768
Sema4 Holdings (2) 1,023,292 7,767
Sema4 Holdings, Warrants, 9/24/27 (2) 339,079 719
Veeva Systems, Class A (2) 4,407,718 1,270,172
1,886,332
Life Sciences Tools & Services 3.3%
Adaptive Biotechnologies (2)(4) 6,968,395 236,856
Eurofins Scientific (EUR)  4,334,559 555,371
Olink Holding, ADR (2) 1,863,246 45,184
Repligen (2) 1,128,258 326,055
Sartorius Stedim Biotech (EUR)  295,461 165,105
Seer (2) 732,270 25,285
SomaLogic (2) 832,888 10,319
SomaLogic, Acquisition Date: 3/29/21, Cost $16,292 (2)(3) 1,629,162 19,176
SomaLogic, Warrants, 12/31/27 (2) 165,557 571
1,383,922
Pharmaceuticals 0.3%
Arvinas (2) 765,859 62,938
Cara Therapeutics (2) 478,119 7,387
CM Life Sciences III (2) 1,514,964 15,794
DICE Therapeutics (2) 776,629 25,435
Longboard Pharmaceuticals (2)(4) 1,168,395 10,410
Reata Pharmaceuticals, Class A (2) 156,824 15,778
Zeneca, CVR, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3) 288,910 —
137,742
Total Health Care 11,012,052
INDUSTRIALS & BUSINESS SERVICES 19.4%
Airlines 0.2%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3) 10,493,182 543
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3) 10,493,182 489
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (2)(3) 10,493,182 443
Wheels Up Experience, Acquisition Date: 9/18/15 - 5/17/19,
Cost $72,077 (2)(3) 10,493,182 65,693
67,168

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products 1.8%
Armstrong World Industries (4) 3,886,448 371,039
Lennox International  651,064 191,524
Trex (2) 1,751,832 178,564
741,127
Commercial Services & Supplies 4.8%
Rentokil Initial (GBP) (4) 98,345,611 772,288
Rollins  7,065,197 249,614
Waste Connections  7,944,345 1,000,431
2,022,333
Industrial Conglomerates 2.1%
Roper Technologies  2,013,574 898,316
898,316
Machinery 1.5%
Graco  300,124 21,000
RBC Bearings (2) 827,267 175,546
Toro  4,419,075 430,462
627,008
Professional Services 5.7%
Booz Allen Hamilton Holding (4) 11,906,187 944,756
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)(2)
(3)(4) 884,522 47,764
CoStar Group (2) 10,921,579 939,911
Legalzoom.com (2) 1,757,125 46,388
TransUnion  3,434,274 385,703
Upwork (2) 456,597 20,561
2,385,083
Road & Rail 2.5%
Old Dominion Freight Line  3,696,422 1,057,103
1,057,103
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply (2) 1,755,783 350,226
350,226
Total Industrials & Business Services 8,148,364
INFORMATION TECHNOLOGY 32.5%
Electronic Equipment, Instruments & Components 1.4%
Teledyne Technologies (2) 1,337,766 574,678
574,678
IT Services 7.0%
Endava, ADR (2)(4) 3,192,933 433,760
Flywire (2) 999,153 43,803

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Okta (2) 4,320,118 1,025,337
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,778 (1)
(2)(3) 122,485 14,571
StoneCo, Class A (2) 2,552,747 88,631
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)(2)(3) 408,330 9,168
Toast, Class B, Acquisition Date: 6/27/18 - 2/14/20,
Cost $58,562 (2)(3)(4) 13,004,550 617,098
Twilio, Class A (2) 2,134,324 680,956
2,913,324
Semiconductors & Semiconductor Equipment 0.9%
Entegris  3,087,012 388,655
388,655
Software 23.2%
Atlassian, Class A (2) 3,625,684 1,419,165
Avalara (2) 1,265,682 221,203
Bill.com Holdings (2) 1,140,368 304,421
Ceridian HCM Holding (2) 6,475,879 729,313
Coupa Software (2)(4) 3,826,684 838,733
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 111,936 24,677
Datadog, Class A (2) 7,128,553 1,007,621
Descartes Systems Group (2)(4) 4,621,608 375,552
DocuSign (2) 2,619,935 674,450
Duck Creek Technologies (2) 4,854,472 214,762
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3) 190,876 389
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)(3) 2,129,852 61,238
HashiCorp, Acquisition Date: 6/25/20, Cost $10,039 (1)(2)(3) 385,718 17,265
HubSpot (2) 1,652,596 1,117,304
Monday.com (2) 447,987 146,133
nCino (2)(4) 4,999,968 355,148
Paylocity Holding (2)(4) 5,346,547 1,499,172
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $1,140 (1)(2)(3) 1,139,993 1,026
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $163 (1)(2)(3) 162,856 158
Procore Technologies (2) 458,342 40,948
Procore Technologies, Acquisition Date: 7/15/20 - 5/20/21,
Cost $16,885 (2)(3) 295,858 25,110
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 7,493
Xero (AUD) (2) 4,912,410 482,048
Zendesk (2) 1,110,995 129,309
9,692,638
Total Information Technology 13,569,295

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Revolution Healthcare Acquisition (2) 2,494,497 24,571
Total Miscellaneous 24,571
REAL ESTATE 1.2%
Real Estate Management & Development 1.2%
Altus Group (CAD)  1,969,860 96,114
FirstService  2,141,247 386,452
Total Real Estate 482,566
Total Common Stocks (Cost $20,939,225) 39,309,762
CONVERTIBLE PREFERRED STOCKS 4.6%
COMMUNICATION SERVICES 0.1%
Entertainment 0.1%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 8,451
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,850 (1)(2)
(3) 1,375,830 2,518
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 5,775
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 1,823
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 1,619
Total Communication Services 20,186
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 3/26/21, Cost $13,294 (1)
(2)(3) 353,270 13,294
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $42,096 (1)
(2)(3) 1,118,688 42,096
Sweetgreen, Series F, Acquisition Date: 6/30/15, Cost $26,916 (1)
(2)(3)(4) 3,509,234 53,270
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $20,354 (1)(2)(3)(4) 2,261,542 34,330
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost $8,998 (1)
(2)(3)(4) 526,213 7,988
150,978
Internet & Direct Marketing Retail 0.3%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 8,534
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 20,522

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 26,358
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 5,152
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 24,935
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 8,862
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,655 (1)(2)
(3)(4) 1,756,494 26,014
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $17,598 (1)(2)(3) 787,264 11,605
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $8,790 (1)(2)(3) 596,324 8,790
140,772
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $5,119 (1)(2)
(3) 466,735 5,397
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $899 (1)(2)(3) 82,000 948
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $8,595 (1)(2)(3) 783,670 9,061
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2,750 (1)
(2)(3) 250,775 2,900
18,306
Total Consumer Discretionary 310,056
CONSUMER STAPLES 0.1%
Food Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,029 (1)(2)(3) 488,972 30,394
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408 (1)(2)(3) 314,865 19,571
Total Consumer Staples 49,965
FINANCIALS 0.2%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 21,017
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(5) 24,002 21,017
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 3,703
45,737
Insurance 0.1%
Go Maps, Acquisition Date: 4/26/21, Cost $4,422 (1)(2)(3)(4) 4,421,929 4,422

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 9,379
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4) 167,743 1,681
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,917 (1)(2)
(3)(4) 4,570,635 5,256
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,765 (1)(2)(3)(4) 6,554,775 6,686
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328 (1)
(2)(3)(4) 1,168,452 1,192
28,616
Total Financials 74,353
HEALTH CARE 1.1%
Biotechnology 0.7%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 45,990
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 27,023
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,398 (1)(2)(3) 1,252,670 6,398
Gyroscope Therapeutics, Series C-1, Acquisition Date: 3/30/21,
Cost $11,712 (1)(2)(3) 5,091,986 11,712
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)(3) 861,590 15,759
Prime Medicine, Series B, Acquisition Date: 4/19/21,
Cost $10,556 (1)(2)(3) 2,409,814 10,556
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 50,940
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 37,986
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 10,230
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335 (1)
(2)(3) 113,018 6,537
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 6,602
Treeline, Series A, Acquisition Date: 4/9/21, Cost $10,457 (1)(2)(3) 1,335,884 10,457
275,036
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 9,294

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 18,745
28,039
Health Care Providers & Services 0.1%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057 (1)(2)(3)
(4)(5) 2,611,790 —
Capsule, Series D, Acquisition Date: 4/7/21, Cost $17,908 (1)(2)(3) 1,235,725 17,908
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 13,385
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,814 (1)(2)(3) 600,689 27,505
58,798
Life Sciences Tools & Services 0.2%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)(2)
(3) 2,080,677 18,372
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 80,719
99,091
Total Health Care 460,964
INDUSTRIALS & BUSINESS SERVICES 0.6%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 18,589
18,589
Professional Services 0.4%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 1,850,770 99,941
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 1,505,994 81,324
181,265
Road & Rail 0.2%
Convoy, Acquisition Date: 9/30/21, Cost $10,692 (1)(2)(3) 648,097 10,692
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,159 (1)(2)
(3) 2,979,808 49,161
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263 (1)(2)
(3) 1,939,655 32,000
91,853
Total Industrials & Business Services 291,707
INFORMATION TECHNOLOGY 1.7%
IT Services 0.4%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 250

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 122,367
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 5,652
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169 (1)
(2)(3) 29,532 3,513
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631 (1)
(2)(3) 13,714 1,631
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 2,064
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 205
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 224
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118 (1)(2)(3) 1,163,260 26,118
162,024
Software 1.3%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $8,834 (2)(3) 956,010 18,523
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 594,243 131,002
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 72,081 15,891
Evernote, Series 1, Acquisition Date: 11/20/12, Cost $4,591 (1)(2)
(3) 381,752 779
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(2)(3) 1,210,758 4,722
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $2,274 (1)(2)
(3) 174,948 717
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)
(3) 1,453,824 17,689
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)(3) 464,700 14,125
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)(2)
(3) 867,510 26,368
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3) 2,755,737 83,762
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)(3) 2,196,921 66,776
HashiCorp, Series E, Acquisition Date: 3/13/20, Cost $13,449 (1)
(2)(3) 465,044 20,815
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 13,003
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 7,493
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 1,201,539 18,207
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 41,684

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 4,014
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 73,276
558,846
Total Information Technology 720,870
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $13,053 (2)
(3) 783,879 5,834
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $5,525 (2)(3) 331,829 2,470
Total Real Estate 8,304
Total Convertible Preferred Stocks (Cost $1,127,306) 1,936,405
PREFERRED STOCKS 0.8%
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.8%
Sartorius (EUR)  520,999 331,672
Total Health Care 331,672
Total Preferred Stocks (Cost $49,951) 331,672
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.05% (4)(6) 299,631,349 299,631
Total Short-Term Investments (Cost $299,631) 299,631
Total Investments in Securities 100.1%
(Cost $22,416,113) $ 41,877,470
Other Assets Less Liabilities (0.1)% (55,187)
Net Assets 100.0% $ 41,822,283
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,149,322 and represents 9.9% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
1stdibs.com, Series D  $ — $ (17,427) $ —
Adaptive Biotechnologies  1,411 (144,798) —
Alclear Holdings  — 307,117 —
Armstrong World Industries  19,877 98,274 2,895
Avidity Biosciences  101 8,417 —
Babyco, Class A  — — —
Booz Allen Hamilton Holding  12,340 (89,813) 12,395
Bright Horizons Family Solutions  25,922 (156,087) —
Cable One  11,307 (175,791) 3,251
Checkr  — 26,102 —
Checkr, Series C  — 54,616 —
Checkr, Series D  — 44,442 —
Coupa Software  24,471 (327,578) —
Day One Bio, Series B  — — —
Descartes Systems Group  8,907 97,434 —
Doximity, Class A  31 47,102 —
Doximity, Series C  — 281,713 —
Dynamics Special Purpose, Class A  — (88) —
Endava, ADR  2,519 147,622 —
Eurofins Scientific  209,227 98,942 2,895
Evolve Vacation Rental Network, Series 4  — 4,371 —
Evolve Vacation Rental Network, Series 5  — 10,510 —
Evolve Vacation Rental Network, Series 6  — 13,499 —
Evolve Vacation Rental Network, Series 7  — 2,638 —
Evolve Vacation Rental Network, Series 8  — 12,771 —
Evolve Vacation Rental Network, Series 9  — 4,539 —
Figs, Class A  43 (23,101) —
FirstService  10,092 89,302 850
Genesis Therapeutics, Series A  — — —
Go Maps  — — —
Go Maps, Series B  — (2,603) —
Go Maps, Series B-1  — (466) —
Haul Hub, Series B  — — —
Jetclosing, Series A  — (1,340) —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Jetclosing, Series B-1  $ — $ (2,079) $ —
Jetclosing, Series B-2  — (371) —
Kardium, Series D-5  — 429 —
Kardium, Series D-6  — — —
Longboard Pharmaceuticals  (31) (679) —
Minted, Series E  — 14,772 —
nCino  3,715 47,406 —
Nevro  5,108 (161,985) —
Paylocity Holding  15,968 396,985 —
Phreesia  75 16,824 —
Rentokil Initial  934 65,308 7,945
RH  224,293 (43,656) —
Scholar Rock Holding  523 (20,969) —
Seismic Software, Series E  — 16,284 —
Seismic Software, Series F  — 1,568 —
Shockwave Medical  45,844 129,690 —
Sweetgreen, Series F  — (4,948) —
Sweetgreen, Series G  — (3,189) —
Sweetgreen, Series I  — (742) —
Themis Solutions  — — —
Themis Solutions, Series AA  — — —
Themis Solutions, Series AB  — — —
Themis Solutions, Series B  — — —
Themis Solutions, Series E  — — —
Toast, Class B  — 558,536 —
Vail Resorts  38,626 69,306 1,839
Warby Parker, Class A  — 224,346 —
Xometry ^^ — 94,400 —
Xometry, Class A  7 (3,370) —
T. Rowe Price Government Reserve Fund, 0.05% — — 164
T. Rowe Price Short-Term Fund, 0.07% — — —++
Affiliates not held at period end 1,021,737 (914,808) —
Totals $ 1,683,047# $ 889,377 $ 32,234+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
1stdibs.com, Series D  $ 43,896 $ — $ 26,469 $ *
Adaptive Biotechnologies  * 181,817 2,801 236,856
Alclear Holdings  182,018 — — 489,135
Armstrong World Industries  410,191 3,718 141,144 371,039
Avidity Biosciences  * 52,945 334 69,166
Babyco, Class A  — — — —
Booz Allen Hamilton Holding  876,853 187,068 29,352 944,756
Bright Horizons Family
Solutions  733,199 69,410 190,426 456,096
Cable One  861,462 126,559 3,095 809,135
Checkr  21,662 — — 47,764
Checkr, Series C  45,325 — — 99,941
Checkr, Series D  36,882 — — 81,324
Coupa Software  * 568,679 53,927 838,733
Day One Bio, Series B  — 5,214 5,214 *
Descartes Systems Group  282,681 3,337 7,900 375,552
Doximity, Class A  — 45,336 14 92,424
Doximity, Series C  — 8,769 — 290,482
Dynamics Special Purpose,
Class A  — 14,667 10 14,569
Endava, ADR  * 170,240 1,076 433,760
Eurofins Scientific  901,175 6,733 451,479 *
Evolve Vacation Rental Network,
Series 4  4,163 — — 8,534
Evolve Vacation Rental Network,
Series 5  10,012 — — 20,522
Evolve Vacation Rental Network,
Series 6  12,859 — — 26,358
Evolve Vacation Rental Network,
Series 7  2,514 — — 5,152
Evolve Vacation Rental Network,
Series 8  12,164 — — 24,935
Evolve Vacation Rental Network,
Series 9  4,323 — — 8,862
Figs, Class A  — 327,402 55 304,246
FirstService  326,015 3,485 32,350 *
Five9  629,563 19,747 341,583 —
Genesis Therapeutics, Series A  6,398 — — *
Go Maps  — 4,422 — 4,422
Go Maps, Series B  11,982 — — 9,379

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Go Maps, Series B-1  $ 2,147 $ — $ — $ 1,681
Haul Hub, Series B  * 4,318 — 13,003
JAND, Class A  46,009 — 26,928 —
JAND, Series D  33,019 — 15,460 —
JAND, Series E  38,516 — 24,678 —
JAND, Series F  27,201 — 21,615 —
Jetclosing, Series A  6,596 — — 5,256
Jetclosing, Series B-1  2,595 6,170 — 6,686
Jetclosing, Series B-2  1,563 — — 1,192
Kardium, Series D-5  * — — 9,294
Kardium, Series D-6  — 18,745 — 18,745
Longboard Pharmaceuticals  — 11,170 81 10,410
Longboard Pharmaceuticals,
Series A  6,269 — 6,269 —
Minted, Series E  11,242 — — 26,014
nCino  * 133,394 1,947 355,148
Nevro  351,301 140,200 3,045 326,471
PagerDuty  169,862 1,172 124,244 —
Paylocity Holding  984,619 119,442 1,874 1,499,172
Phreesia  — 209,620 1,676 224,768
Proofpoint  583,813 1,709 406,015 —
Rentokil Initial  * 202,618 8,876 772,288
RH  738,848 100,371 455,467 *
Scholar Rock Holding  * 28,417 360 56,716
Seismic Software, Series E  * — — *
Seismic Software, Series F  * — — *
Shockwave Medical  * 150,893 109,734 *
Sweetgreen, Series F  58,218 — — 53,270
Sweetgreen, Series G  37,519 — — 34,330
Sweetgreen, Series I  8,730 — — 7,988
Themis Solutions  — 9,168 — *
Themis Solutions, Series AA  — 2,064 — *
Themis Solutions, Series AB  — 205 — *
Themis Solutions, Series B  — 224 — *
Themis Solutions, Series E  — 26,118 — *
Toast, Class B  — 58,562 — 617,098
Vail Resorts  609,419 154,291 134,872 698,144
Vroom  398,491 — 81,010 —
Warby Parker, Class A  — 88,680 — 313,026

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Wheels Up Partners, Class B  $ 27,805 $ — $ 22,696 $ —
Wheels Up Partners, Class C  20,590 — 18,460 —
Wheels Up Partners, Class D  30,921 — 30,921 —
Xometry ^^ 21,504 — — 115,904
Xometry, Class A  — 63,495 10 60,115
T. Rowe Price Government
Reserve Fund, 0.05% 1,443,261  ¤  ¤ 299,631
T. Rowe Price Short-Term Fund,
0.07% —  ¤  ¤ —
Total $ 11,589,492^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
^^ Includes previously reported affiliate Xometry, Series A-2, Xometry, Series B, Xometry, Series
C, Xometry, Series D, Xometry, Series E, Xometry, Series Seed-1, and Xometry, Series Seed-2;
acquired through a corporate action.
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $32,234 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,688,984.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Horizons Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Horizons Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $714,458,000 for the period ended September 30, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 34,809,991 $ 4,223,977 $ 275,794 $ 39,309,762
Convertible Preferred Stocks — 26,827 1,909,578 1,936,405
Preferred Stocks — 331,672 — 331,672
Short-Term Investments 299,631 — — 299,631
Total $ 35,109,622 $ 4,582,476 $ 2,185,372 $ 41,877,470
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/21
Investment in
Securities
Common Stocks $ 521,444 $ (80,435) $ 102,174 $ (267,389) $ — $ 275,794
Convertible Preferred
Stocks 1,677,235 322,644 311,306 (382,815) (18,792) 1,909,578
Total $ 2,198,679 $ 242,209 $ 413,480 $ (650,204) $ (18,792) $ 2,185,372

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$275,794 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 10% 9% Decrease
Expected
present value
Discount rate
for cost of
equity
10%
- 20%
16% Decrease
Timing of
events
3.67 yrs 3.67 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
20%
- 55%
33% Increase
Enterprise
value to sales
multiple
3.6x
- 30.2x
21.8x Increase
Sales growth
rate
2% - 40% 37% Increase
Enterprise
value to gross
merchandise
value multiple
1.9x 1.9x Increase
Enterprise
value to gross
profit multiple
4.6x
– 38.9x
28.5x Increase
Gross profit
growth rate
1% - 42% 39% Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Convertible
Preferred
Stocks
$1,909,578 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
cumulative
preferred
dividend rights
0% - 2% 1% Decrease
Premium for
cumulative
preferred
dividend rights
0% - 1% 1% Increase
Discount
for lack of
collectability
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 55%
33% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
2.1x
– 30.2x
8.0x Increase
Sales growth
rate
2%
- 100%
43% Increase
Enterprise
value to gross
merchandise
value multiple
1.9x 1.9x Increase
Enterprise
value to gross
profit multiple
4.2x
– 38.9x
12.8x Increase
Gross profit
growth rate
1%
- 150%
40% Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38% 38% Increase

T. ROWE PRICE New Horizons Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F42-054Q3 09/21